Retirement and Deferred Compensation Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Retirement and Deferred Compensation Plans
Retirement and Deferred Compensation Plans

For all of our United States defined benefit and retiree health care plans, we adopted the Society of Actuaries’ RP-2006 mortality table with MP-2016 projection scale in determining the plans’ benefit obligations as of December 31, 2016.

Beginning in 2016, we changed the method we use to estimate the service and interest cost components of net periodic benefit cost for all of our United States defined benefit plans. Historically, the service and interest cost components had been estimated utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the year. For 2016, we utilized a full yield curve approach to estimate these components by applying specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. We made this change to improve the correlation between projected benefit cash flows and the corresponding yield curve spot rates and to provide a more precise measurement of service and interest costs. This change resulted in a decrease in the 2016 service costs and interest components with an equal offset to actuarial gains (losses) with no net impact on the total benefit obligation. This change was accounted for prospectively as a change in accounting estimate.

For two of our United States defined benefit plans, we changed the amortization period for gains and losses as of December 31, 2015. We elected to use the average remaining life expectancy instead of the average remaining service period for recognizing the gain/loss amortization component of net periodic benefit cost, as almost all of the plans' participants are now inactive. The impact of this change was not material to the Consolidated Financial Statements. This change was accounted for prospectively as a change in accounting estimate.

Defined Benefit Pension Plans

We sponsor several qualified and nonqualified pension plans covering permanent employees. During 2016, we transitioned an additional German plan associated with the employees who were transferred in as part of a new client contract. The unfunded portion of this plan was $56.8 as of December 31, 2016 and will be funded by the client at the end of the contract. We have received a bank guarantee to cover the counterparty risk associated with this unfunded amount. The reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets and the funded status of the plans are as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2016	2015	2016	2015

Change in Benefit Obligation
Benefit obligation, beginning of year	$53.1	$56.6	$326.1	$385.4
Service cost	—	—	8.0	7.2
Interest cost	1.8	2.1	10.0	10.6
Curtailment and settlement	—	—	(29.0)	—
Transfers	—	—	105.4	5.2
Actuarial loss (gain)	2.2	(1.7)	39.8	(43.2)
Plan participant contributions	—	—	0.2	0.2
Benefits paid	(4.0)	(3.9)	(7.7)	(8.1)
Currency exchange rate changes	—	—	(36.8)	(31.2)

Benefit obligation, end of year	$53.1	$53.1	$416.0	$326.1

	United States Plans		Non-United States Plans
Year Ended December 31	2016	2015	2016	2015

Change in Plan Assets
Fair value of plan assets, beginning of year	$37.2	$40.6	$314.7	$349.1
Actual return on plan assets	1.7	(1.8)	44.6	(8.3)
Settlement	—	—	(26.1)	—
Transfers	—	—	34.9	—
Plan participant contributions	—	—	0.2	0.2
Company contributions	2.4	2.3	0.5	8.5
Benefits paid	(4.0)	(3.9)	(7.7)	(8.1)
Currency exchange rate changes	—	—	(36.6)	(26.7)

Fair value of plan assets, end of year	$37.3	$37.2	$324.5	$314.7

Funded Status at End of Year
Funded status, end of year	($15.8)	($15.9)	($91.5)	($11.4)

Amounts Recognized
Noncurrent assets	$14.3	$14.3	$30.4	$47.9
Current liabilities	(2.5)	(2.4)	(0.8)	(0.3)
Noncurrent liabilities	(27.6)	(27.8)	(121.1)	(59.0)

Net amount recognized	($15.8)	($15.9)	($91.5)	($11.4)

Amounts recognized in accumulated other comprehensive loss, net of tax, consisted of:

	United States Plans		Non-United States Plans
Year Ended December 31	2016	2015	2016	2015

Net loss	$13.0	$11.8	$32.7	$15.9
Prior service cost	—	—	4.7	4.9

Total	$13.0	$11.8	$37.4	$20.8

The accumulated benefit obligation for our plans that have plan assets was $377.0 and $291.9 as of December 31, 2016 and 2015, respectively. The accumulated benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2016	2015

Accumulated benefit obligation	$107.9	$10.2
Plan assets	47.9	9.6

The projected benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2016	2015

Projected benefit obligation	$113.9	$48.4
Plan assets	47.9	39.4

The new German plan that we transferred in during 2016 was underfunded, resulting in the significant increase in the amounts above.

By their nature, certain of our plans do not have plan assets. The accumulated benefit obligation for these plans was $74.3 and $69.9 as of December 31, 2016 and 2015, respectively.

The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for all plans were as follows:

Year Ended December 31	2016	2015	2014

Net Periodic Benefit Cost
Service cost	$8.0	$7.2	$8.3
Interest cost	11.8	12.7	15.8
Expected return on assets	(10.9)	(12.9)	(15.6)
Curtailment and settlement	(6.9)	—	—
Net loss	1.0	4.0	3.5
Prior service cost	0.4	0.4	0.6

Net periodic benefit cost	3.4	11.4	12.6
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss
Net loss (gain)	24.7	(22.9)	23.5
Prior service cost	—	—	1.3
Amortization of net loss	(1.0)	(4.0)	(3.5)
Amortization of prior service cost	(0.4)	(0.4)	(0.6)

Total recognized in other comprehensive loss	23.3	(27.3)	20.7
Total recognized in net periodic benefit cost and other comprehensive loss	$26.7	($15.9)	$33.3

Effective July 1, 2016, we terminated a defined benefit plan in Northern Europe and transitioned our employees to a defined contribution plan, resulting in a curtailment and settlement gain of $6.9.

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost during 2017 are $1.8 and $0.4, respectively.

The weighted-average assumptions used in the measurement of the benefit obligation were as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2016	2015	2016	2015

Discount rate	4.0%	4.3%	2.2%	3.2%
Rate of compensation increase	3.0%	3.0%	1.7%	2.2%

The weighted-average assumptions used in the measurement of the net periodic benefit cost were as follows:

	United States Plans			Non-United States Plans
Year Ended December 31	2016	2015	2014	2016	2015	2014

Discount rate - service cost	4.4%	3.9%	4.6%	3.2%	2.9%	4.1%
Discount rate - interest cost	3.4%	3.9%	4.6%	3.2%	2.9%	4.1%
Expected long-term return on plan assets	5.3%	5.5%	6.0%	3.4%	3.2%	4.5%
Rate of compensation increase	3.0%	3.0%	3.0%	2.2%	2.6%	3.8%

We determine our assumption for the discount rate based on an index of high-quality corporate bond yields and matched-funding yield curve analysis as of the end of each fiscal year.

Our overall expected long-term rate of return used in the measurement of the 2016 net periodic benefit cost on United States plan assets was 5.3%, while the rates of return on our non-United States plans varied by country and ranged from 1.7% to 4.3%. For a majority of our plans, a building block approach has been employed to establish this return. Historical markets are studied and long-term historical relationships between equity securities and fixed income instruments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over time. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established with proper consideration of diversification and rebalancing. We also use guaranteed insurance contracts for four of our foreign plans. Peer data and historical returns are reviewed to check for reasonableness and appropriateness of our expected rate of return.

Projected salary levels utilized in the determination of the projected benefit obligation for the pension plans are based upon historical experience and the future expectations for each respective country.

Our plans’ investment policies are to optimize the long-term return on plan assets at an acceptable level of risk and to maintain careful control of the risk level within each asset class. Our long-term objective is to minimize plan expenses and contributions by outperforming plan liabilities. We have historically used a balanced portfolio strategy based primarily on a target allocation of equity securities and fixed-income instruments, which vary by location. These target allocations, which are similar to the 2016 allocations, are determined based on the favorable risk tolerance characteristics of the plan and, at times, may be adjusted within a specified range to advance our overall objective.

The fair values of our pension plan assets are primarily determined by using market quotes and other relevant information that is generated by market transactions involving identical or comparable assets, except for the insurance contracts and common contractual funds. The insurance contracts are measured at the present value of expected future benefit payments primarily using the Deutsche National Bank interest curve. For the common contractual funds, total fair value is based on significant unobservable inputs including assumptions where there is little, if any, market activity for the investment. Trust managers provide valuations of the investment. These valuations are reviewed for reasonableness and adjusted where appropriate, based on applicable market data.

The fair value of our pension plan assets by asset category was as follows:

	United States Plans				Non-United States Plans
	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Asset Category
Cash and cash equivalents(1)	$0.2	$—	$0.2	$—	$9.7	$9.2	$0.5	$—
Equity securities:
United States companies	12.1	12.1	—	—	—	—	—	—
International companies	—	—	—	—	17.7	17.7	—	—
Fixed income securities:
Government bonds(2)	14.7	—	14.7	—	27.5	—	27.5	—
Corporate bonds	10.3	—	10.3	—	49.6	—	49.6	—
Guaranteed insurance contracts	—	—	—	—	14.2	—	14.2	—
Annuity contract	—	—	—	—	49.5	—	49.5	—
Other types of investments:
Unitized funds(3)	—	—	—	—	23.1	23.1	—	—
Real estate funds	—	—	—	—	7.0	—	7.0	—
Common contractual funds	—	—	—	—	25.9	—	—	25.9
Insurance contracts	—	—	—	—	100.3	—	—	100.3
	$37.3	$12.1	$25.2	$—	$324.5	$50.0	$148.3	$126.2

(1)This category includes a prime obligations money market portfolio.
(2)This category includes United States Treasury/Federal agency securities and foreign government securities.
(3)This category includes investments in approximately 60% equity securities, 30% fixed income securities and 10% cash.

	United States Plans				Non-United States Plans
	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Asset Category
Cash and cash equivalents(1)	$0.4	$—	$0.4	$—	$0.4	$0.4	$—	$—
Equity securities:
United States companies	12.7	12.7	—	—	—	—	—	—
International companies	—	—	—	—	17.8	17.8	—	—
Fixed income securities:
Government bonds(2)	16.9	—	16.9	—	47.8	47.8	—	—
Corporate bonds	7.2	—	7.2	—	31.2	31.2	—	—
Guaranteed insurance contracts	—	—	—	—	38.9	—	38.9	—
Annuity contract	—	—	—	—	51.9	—	51.9	—
Other types of investments:
Unitized funds(3)	—	—	—	—	26.4	26.4	—	—
Real estate funds	—	—	—	—	8.3	—	8.3	—
Insurance contracts	—	—	—	—	92.0	—	—	92.0
	$37.2	$12.7	$24.5	$—	$314.7	$123.6	$99.1	$92.0

(1) This category includes a prime obligations money market portfolio.
(2) This category includes United States Treasury/Federal agency securities and foreign government securities.
(3) This category includes investments in approximately 50% equity securities, 40% fixed income securities and 10% cash.

The following table summarizes the changes in fair value of the pension assets that are measured using Level 3 inputs. In 2016, we transferred in common contractual funds as part of the pension assets associated with the new German plan. We determine that transfers between fair-value-measurement levels occur on the date of the event that caused the transfer.

Year Ended December 31	2016	2015

Balance, beginning of year	$92.0	$104.9
Transfers	27.3	—
Actual return on plan assets	13.9	(2.2)
Purchases, sales and settlements, net	(2.1)	—
Currency exchange rate changes	(4.9)	(10.7)

Balance, end of year	$126.2	$92.0

Retiree Health Care Plan

We provide medical and dental benefits to certain eligible retired employees in the United States. Due to the nature of the plan, there are no plan assets. The reconciliation of the changes in the plan’s benefit obligation and the statement of the funded status of the plan were as follows:

Year Ended December 31	2016	2015

Change in Benefit Obligation
Benefit obligation, beginning of year	$16.4	$17.8
Interest cost	0.7	0.7
Actuarial loss (gain)	0.2	(0.5)
Benefits paid	(1.7)	(1.6)
Benefit obligation, end of year	$15.6	$16.4

Funded Status at End of Year
Funded status, end of year	($15.6)	($16.4)

Amounts Recognized
Current liabilities	($1.3)	($1.3)
Noncurrent liabilities	(14.3)	(15.1)

Net amount recognized	($15.6)	($16.4)

The amount recognized in accumulated other comprehensive loss, net of tax, consists of a net loss of $1.7 for both 2016 and 2015, and a prior service credit of $5.4 and $6.0 in 2016 and 2015, respectively.

The discount rate used in the measurement of the benefit obligation was 4.0% and 4.3% in 2016 and 2015, respectively. The discount rate used in the measurement of net periodic benefit cost was 4.3%, 3.9% and 4.7% in 2016, 2015, and 2014, respectively. The components of net periodic benefit cost and other amounts recognized in other comprehensive loss for this plan were as follows:

	2016	2015	2014

Net Periodic Benefit Cost
Interest cost	$0.7	$0.7	$0.8
Net loss	0.1	0.1	0.1
Prior service credit	(0.8)	(0.8)	(0.8)

Net periodic benefit cost	—	—	0.1
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss
Net loss (gain)	0.2	(0.5)	0.2
Amortization of net loss	(0.1)	(0.1)	(0.1)
Amortization of prior service credit	0.8	0.8	0.8

Total recognized in other comprehensive loss	0.9	0.2	0.9

Total recognized in net periodic benefit cost and other comprehensive loss	$0.9	$0.2	$1.0

The estimated net loss and prior service credit for the retiree health care plan that will be amortized from accumulated other comprehensive loss into net periodic benefit cost during 2017 is $0.1 and $0.8, respectively.

The health care cost trend rate is assumed to be 7.0% for 2017, decreasing gradually to an ultimate rate of 5.0% in 2022. Assumed health care cost trend rates could have a significant effect on the amounts reported. A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease

Effect on total of service and interest cost components	$—	$—
Effect on benefit obligation	0.3	(0.2)

Future Contributions and Payments

During 2017, we plan to contribute approximately $4.2 to our pension plans and to fund our retiree health care payments as incurred. Projected benefit payments from the plans as of December 31, 2016 were estimated as follows:

Year	Pension Plans	Retiree Health Care Plan

2017	$10.1	$1.3
2018	10.9	1.2
2019	11.4	1.2
2020	12.7	1.1
2021	13.8	1.1
2022–2026	89.0	5.2

Total projected benefit payments	$147.9	$11.1

Defined Contribution Plans and Deferred Compensation Plans

We have defined contribution plans covering substantially all permanent United States employees and various other employees throughout the world. Employees may elect to contribute a portion of their salary to the plans and we match a portion of their contributions up to a maximum percentage of the employee’s salary. In addition, profit sharing contributions are made if a targeted earnings level is reached. The total expense for our match and any profit sharing contributions was $21.4, $19.6 and $19.8 for the years ended December 31, 2016, 2015 and 2014, respectively.

We also have deferred compensation plans in the United States. One of the plans had an asset and liability of $85.7 and $82.9 as of December 31, 2016 and 2015, respectively, with the remaining plans holding immaterial amounts of assets and liabilities.